Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations
New York — 98.9%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,370,916
Series A, 5.00%, 11/01/22	365	381,088
Series A, 5.00%, 11/01/23	200	218,061
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,041,436
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	545,154
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	108,869
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,273,352
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,291,570
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,289,823
City of New York NY GO
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,731,299
Series 1, 5.00%, 08/01/23	250	269,741
Series 2015-A, 5.00%, 08/01/22	500	516,063
Series 2015-A, 5.00%, 08/01/23	400	431,586
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	289,880
Series A, 5.00%, 08/01/27	1,255	1,550,019
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,229,399
Series A-1, 4.00%, 08/01/34 ( 08/01/30)	2,000	2,412,856
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	1,081,353
Series A-1, 5.00%, 08/01/27 (Call 12/31/21)	85	85,333
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	520,050
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	594,190
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	591,926
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	998,853
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	384,666
Series B, 5.00%, 08/01/22	845	872,205
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,177,254
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	677,728
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	298,125
Series C, 5.00%, 08/01/22	475	490,293
Series C, 5.00%, 08/01/23	500	539,482
Series C, 5.00%, 08/01/26	1,000	1,200,047
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,554,791
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	587,787
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	780,182
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	283,416
Series C-1, 5.00%, 08/01/27	500	617,538
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	629,365
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,164,198
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,654,284
Series D-1, 5.00%, 10/01/30 (Call 12/31/21)	280	281,071
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,423,312
Series E, 5.00%, 08/01/23	740	798,433
Series E, 5.00%, 08/01/24	470	527,626
Series E, 5.00%, 08/01/26	500	600,279
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	458,960
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	251,986
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	370,912
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	572,261
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,279
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	524,576
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	610,068
Series F-3, 5.00%, 12/01/25	500	588,197
Series G-1, 5.00%, 04/01/22	500	508,048
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	1,000	1,016,062
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	250	254,015
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,031,406

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 08/01/27 (PR 08/01/22)	$725	$748,292
Series J, 5.00%, 08/01/23	1,000	1,078,964
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,234,245
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,117,789
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	586,097
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,398,308
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,955,883
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	356,153
Series C, 5.00%, 10/01/23 (BAM)	335	363,346
County of Albany NY GOL
4.00%, 04/01/29 (Call 04/01/26)	125	141,623
5.00%, 04/01/22	1,225	1,244,551
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,580,290
5.00%, 06/01/24 (AGM)	565	630,322
Series B, 5.00%, 06/01/26 (AGM)	250	298,361
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	501,962
Series B, 5.00%, 04/01/23	200	212,725
Series B, 5.00%, 10/01/24	1,000	1,125,586
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,238,562
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	526,849
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,248,535
Series C, 5.00%, 10/01/27	975	1,197,585
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,011,996
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,824,529
County of Westchester NY GOL
5.00%, 12/15/23	150	164,307
Series A, 5.00%, 01/01/22	1,035	1,039,069
Series A, 5.00%, 01/01/23	900	946,863
Series A, 5.00%, 01/01/24	365	400,543
Series A, 5.00%, 12/01/24	1,000	1,137,613
Series A, 5.00%, 10/15/28	1,000	1,277,506
Series B, 5.00%, 11/15/24	125	141,962
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	909,195
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	543,818
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	158,671
Series D, 5.00%, 09/01/39 (Call 09/01/27)	350	427,256
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	224,411
5.00%, 05/01/27 (SAW)	500	613,410
5.00%, 05/01/29 (SAW)	1,000	1,288,951
Series A, 5.00%, 05/01/23 (SAW)	500	533,667
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	810,702
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 ( 02/15/32)	1,745	2,114,416
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,206,580
5.00%, 02/15/34 ( 02/15/32)	1,500	2,030,051
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,192,109
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,355,671
Series A, 5.00%, 02/15/23	375	396,204
Series A, 5.00%, 02/15/25	200	229,352
Series A, 5.00%, 02/15/26	200	237,494
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	484,279

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/31 (Call 02/15/27)	$100	$120,274
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	599,784
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,674,671
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,587,971
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	595,908
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	238,063
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	236,872
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	768,125
Long Island Power Authority RB
4.00%, 09/01/38 ( 09/01/31)	1,000	1,213,084
5.00%, 09/01/24	1,310	1,476,888
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,711,973
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,848,557
5.00%, 09/01/35 ( 09/01/31)	1,115	1,475,011
5.00%, 09/01/38 (Call 09/01/28)	250	313,844
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,339,328
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,108,043
Series A, 5.00%, 09/01/30	500	658,575
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	279,363
Series A, 5.00%, 09/01/37 ( 09/01/22)	685	708,947
Series A, 5.00%, 09/01/37 (PR 09/01/22)	335	347,129
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,652,924
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	258,836
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,148,509
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	589,468
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	858,489
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)(b)	80	82,022
Series B, VRDN,1.65%, 09/01/49 (Put 09/01/24)(a)(b)	600	615,191
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(c)	850	726,612
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	261,191
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	906,543
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	341,702
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,270,025
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,721,012
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	395,283
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	1,124,183
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,490,751
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	374,569
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,154,769
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	231,129
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	593,821
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	387,027
Series B, 5.00%, 11/15/22	600	626,609
Series B, 5.00%, 11/15/24	500	563,497
Series B, 5.00%, 11/15/25	250	290,350
Series B, 5.00%, 11/15/26	750	893,933
Series B, 5.00%, 11/15/28	1,005	1,243,559
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	434,396
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,193,063
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,214,274
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,223,615
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	743,840
Series C, 5.00%, 11/15/22	260	271,530
Series C, 5.00%, 11/15/22 (ETM)	150	156,938
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	610,937
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	286,025
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	235,407
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,264,034
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,263,001

Security	Par (000)	Value

New York (continued)
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	$510	$573,382
Series C-1, 5.00%, 11/15/25	200	232,280
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	398,848
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,444,260
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,230,609
Series C-2, 0.00%, 11/15/27(c)	1,000	906,289
Series C-2, 0.00%, 11/15/29(c)	1,000	858,107
Series C-2, 0.00%, 11/15/39(c)	245	157,846
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	257,944
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,394,213
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,283,423
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	521,030
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	926,551
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	585,575
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	268,468
Series D-1, 5.00%, 11/01/22	250	260,643
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	996,705
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	1,132,508
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	108,254
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	489,249
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	93,598
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	549,284
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	260,267
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	590,725
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	1,159,528
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,766,803
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,065,896
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,253,311
Series A, 4.00%, 11/15/33 (Call 05/15/31)	1,000	1,246,995
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	179,552
Series A, 5.00%, 11/15/22	1,670	1,746,737
Series A, 5.00%, 11/15/24	1,000	1,136,011
Series A, 5.00%, 11/15/29	500	654,153
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	675,966
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	410,383
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	724,357
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,999,590
Series A, 5.00%, 10/01/24	100	113,133
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	693,300
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,684,486
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	218,768
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	350,001
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	774,276
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	650,225
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	575,412
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	585,461
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	438,441
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	625,244
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	625,244
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	325	354,219

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 05/01/32 (Call 05/01/26)	$500	$590,866
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,604,829
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,298,487
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,173,180
Series A-1, 5.00%, 08/01/24	500	560,594
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	379,664
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	362,547
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,154,399
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,252,674
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	379,567
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	433,150
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,222,659
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	1,165,890
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	456,750
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	521,849
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	286,939
Series B-1, 3.00%, 08/01/41 ( 08/01/31)	2,000	2,166,192
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,092,507
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,437,690
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	235,925
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	584,265
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	558,470
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	233,537
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	987,743
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,282,858
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,226,614
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,403,476
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,181,774
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,654,902
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	903,728
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,213,026
Series C, 5.00%, 11/01/24	950	1,075,250
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,443,354
Series C, 5.00%, 11/01/26	115	139,044
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,055,110
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	529,461
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	585,112
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,221,558
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,178,862
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,751,715
Series C-1, 5.00%, 05/01/23	500	533,594
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,247,028
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	882,018
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	586,213
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,809,561
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,068,180
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	240,468
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	582,858
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,582,893
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	251,851
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,581,435
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,219,661
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,353,522
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,213,086
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	682,666
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	345,163
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,255,794
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	622,354
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	621,047

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	$1,000	$1,169,905
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,025,760
Series AA, 4.00%, 06/15/24	420	458,676
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,697,076
Series AA, 5.00%, 06/15/24	250	279,328
Series AA, 5.00%, 06/15/27	1,000	1,231,476
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	413,723
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	500,879
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	207,915
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	570,320
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	482,545
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	753,829
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,282,359
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	608,318
Series CC, 5.00%, 06/15/23 (Call 12/15/21)	600	601,055
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	936,644
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	165,292
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	394,387
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	353,883
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	287,600
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,105,773
Series CC-2, 5.00%, 06/15/25	805	933,154
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,115,423
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,290,197
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	540,543
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,873,636
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	555,025
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,788,075
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	584,952
Series DD-1, 5.00%, 06/15/30	500	661,878
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	500	524,881
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	547,262
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	588,506
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	592,267
Series EE, 5.00%, 06/15/31	690	933,991
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	512,880
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	607,383
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	368,799
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	509,006
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,282,063
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,333,598
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	572,953
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,762,759
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,264,801
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	285,851
Series A, 0.00%, 11/15/48(c)	500	241,848
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	586,819
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,272,955
5.25%, 12/15/43 (Call 12/15/21)	740	741,980
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,020,000
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,760,245
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,168,115
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	930,412
Series A, 5.00%, 11/15/22	725	758,314

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
3.00%, 07/01/45 ( 07/01/32)	$750	$794,063
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,157,801
5.00%, 07/01/28	1,000	1,253,042
5.00%, 03/15/29 (Call 09/15/25)	315	366,061
5.00%, 05/15/30 (Call 05/15/22)	1,000	1,021,735
5.00%, 07/01/45 ( 07/01/25)	100	114,089
Series 1, 5.50%, 07/01/40 (AMBAC)	400	602,656
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,351,666
Series A, 4.00%, 03/15/37 (Call 03/15/31)	2,000	2,412,134
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	572,077
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	585,695
Series A, 5.00%, 03/15/24	1,335	1,477,668
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	262,333
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	510,891
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,049,225
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	390,430
Series A, 5.00%, 07/01/26	1,125	1,331,463
Series A, 5.00%, 10/01/26	255	308,634
Series A, 5.00%, 10/01/27	500	622,170
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	388,786
Series A, 5.00%, 10/01/28	500	638,910
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	603,243
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,116,456
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	785,029
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	456,692
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	524,559
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,140,676
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	374,908
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,787,584
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	597,278
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	372,929
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,306,246
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,267,990
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	567,712
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,531,884
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,936,334
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	601,923
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,115,450
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,309,164
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,260,948
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,760	1,809,486
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	530,805
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,256,089
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	591,547
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,254,275
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	421,349
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	295,182
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	528,863
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,102,032
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	549,047
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	126,060
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	297,004
Series A, 5.00%, 10/01/47	300	472,637
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	608,111
Series A, 5.00%, 10/01/48	500	794,463
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	619,016
Series A, 5.00%, 10/01/50	310	500,013
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	921,541
Series A-2, 5.00%, 10/01/46	225	352,106

Security	Par (000)	Value

New York (continued)
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	$720	$834,724
Series B, 5.00%, 10/01/22	125	130,034
Series B, 5.00%, 10/01/23	800	869,387
Series B, 5.00%, 10/01/24	190	214,953
Series B, 5.00%, 10/01/25	2,100	2,462,192
Series B, 5.00%, 02/15/26	670	793,302
Series B, 5.00%, 02/15/27	420	512,145
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	606,945
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,137,486
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	919,059
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,064,357
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	566,696
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,224,166
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	445,990
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	506,807
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	611,129
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	565,167
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,245,677
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,190,860
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,214,586
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	630,667
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	589,765
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	549,648
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,242,257
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	620,624
Series C, 5.50%, 07/01/23 (NPFGC)	135	142,632
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,641,235
Series D, 5.00%, 02/15/23	200	211,545
Series D, 5.00%, 02/15/25	1,400	1,605,254
Series D, 5.00%, 02/15/28	1,000	1,251,437
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	239,880
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,019,230
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	302,822
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	252,331
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	451,244
Series E, 5.00%, 02/15/23	500	528,898
Series E, 5.00%, 02/15/24	1,000	1,102,914
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,159,246
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	415,389
New York State Environmental Facilities Corp. RB
4.00%, 08/15/46 ( 02/15/32)	1,000	1,215,617
5.00%, 05/15/23	665	710,867
5.00%, 08/15/31	300	406,411
5.00%, 06/15/35 ( 06/15/28)	365	458,881
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	530,227
Series A, 5.00%, 06/15/22	375	384,784
Series A, 5.00%, 06/15/23	460	493,483
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	656,384
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	656,592
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	337,726
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	244,983
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,175,727
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	637,053
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,018,643
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,519,706
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	583,064
Series B, 5.00%, 06/15/24	250	279,058
Series B, 5.00%, 06/15/28	500	631,626
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,240,569
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,051,630

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	$1,345	$1,500,969
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,219,629
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	538,423
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,523,839
New York State Thruway Authority RB
4.00%, 03/15/52 ( 03/15/31)	775	907,683
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	638,473
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	117,064
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	578,975
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	690,966
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,224,884
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,813,468
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	1,164,747
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,758,581
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,147,729
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	301,183
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,003,944
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	142,345
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	109,387
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,152,762
Series K, 5.00%, 01/01/24	215	235,700
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	525,848
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	282,550
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	383,379
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	577,025
Series L, 5.00%, 01/01/24	500	548,139
Series L, 5.00%, 01/01/25	200	227,750
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	989,100
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	526,924
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,418,680
Series O, 4.00%, 01/01/48 ( 07/01/31)	1,000	1,181,894
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	586,845
4.00%, 03/15/49 (Call 09/15/30)	1,000	1,167,689
5.00%, 03/15/23	750	796,268
5.00%, 03/15/31 (Call 09/15/30)	500	658,204
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,580,463
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,269,037
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,192,000
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,189,033
Series A, 5.00%, 03/15/22	825	836,546
Series A, 5.00%, 03/15/25	350	401,395
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	182,900
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	870,656
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	469,593
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	604,315
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	404,741
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	233,968
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,565,124
Series A-1, 5.00%, 03/15/22	400	405,598
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	600	636,854
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	551,383
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	253,141
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	742,996
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	693,742
Series C-1, 5.00%, 03/15/27	285	347,340
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	612,035
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,061,423

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/25 (Call 03/15/23)	$100	$106,116
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,404,966
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	587,006
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,286,839
5.00%, 12/01/40 (Call 12/01/29)	500	642,411
5.00%, 12/01/43 (Call 12/01/29)	500	638,494
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,074,349
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	431,369
4.00%, 06/15/44 (Call 06/15/24)	250	268,439
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,167,151
5.00%, 07/15/24	125	140,084
5.00%, 07/15/29	520	674,588
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,284,839
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,290,306
5.00%, 07/15/33 (Call 07/15/30)	500	650,978
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,282,842
5.00%, 09/01/34 (Call 09/01/24)	250	280,310
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	874,251
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	254,584
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	173,106
Series 179, 5.00%, 12/01/21	795	795,000
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	447,563
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,166,864
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,162,692
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	577,614
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,172,067
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	598,352
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	593,556
Series 205, 5.00%, 11/15/25	1,000	1,175,964
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	623,230
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,775,288
Series 5, 5.38%, 03/01/28	415	489,514
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	494,939
Series A, 5.00%, 10/15/23	300	326,513
Series A, 5.00%, 10/15/24	1,890	2,141,034
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,268,761
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,681,671
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,778,531
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,631,264
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,568,958
State of New York GO
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	209,460
Series A, 5.00%, 02/15/22	500	504,942
Series A, 5.00%, 02/15/23	100	105,780
Series A, 5.00%, 03/01/23	1,000	1,059,879
Series A, 5.00%, 03/01/24	810	895,867
Series A, 5.00%, 02/15/25	1,000	1,147,798
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	317,925
Series A, 5.00%, 03/15/27	500	614,462
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	392,107
Series A, 5.00%, 03/15/31	500	674,543
Series C, 5.00%, 04/15/22	1,250	1,272,475
Series E, 4.25%, 12/15/41 (PR 12/15/21)	3,000	3,004,464
Serise A, 5.00%, 03/15/22	305	309,251
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,115,114

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 06/01/24	$275	$307,526
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	555,000
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,053,458
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	16,770
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	661,661
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	575,354
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	605,994
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	157,277
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,792,356
4.00%, 03/15/28 (Call 03/15/24)	250	269,775
5.00%, 03/15/22	100	101,394
5.00%, 05/01/27 (Call 05/01/25)	600	695,027
Series C, 5.00%, 01/15/23	2,000	2,107,792
Town of Hempstead NY GOL
5.00%, 06/15/28	1,000	1,261,802
Series A, 5.00%, 06/15/22	1,950	2,000,554
Town of Oyster Bay NY GOL, Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,998,142
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/34 (Call 05/15/27)	225	273,663
5.00%, 11/15/43 (Call 05/15/29)	665	831,913
Series A, 0.00%, 11/15/30(c)	445	376,041
Series A, 0.00%, 11/15/32(c)	200	160,091
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	2,451,297
Series A, 5.00%, 11/15/22	150	156,815
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	75,295
Series A, 5.00%, 11/15/23	245	267,402
Series A, 5.00%, 11/15/24	1,355	1,536,293
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	309,650
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	533,350
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	351,373
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	285,175
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	612,881
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,597,271
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	797,942
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	636,360
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	426,753
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	1,095,284
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(a)(b)	190	196,927
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(a)(b)	190	201,191
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/28)(a)(b)	835	884,256
Series B, 0.00%, 11/15/32(c)	700	566,429
Series B, 5.00%, 11/15/22	500	522,815
Series B, 5.00%, 11/15/24	250	283,449
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	679,275
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	741,838
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	433,528
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,216,221
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	395,334
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,048,532

Security	Par/ Shares (000)	Value

New York (continued)
Series B, 5.00%, 11/15/38 (Call 05/15/27)	$250	$303,873
Series B, 5.50%, 01/01/30 (PR 01/01/22)	810	813,504
Series C-1, 5.00%, 11/15/25	1,000	1,172,959
Series C-1, 5.00%, 11/15/26	1,000	1,209,367
Series C-1A, 5.00%, 05/15/51 ( 11/15/31)	1,000	1,295,357
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	150,378
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	734,458
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,172,637
5.00%, 12/15/33 (Call 12/15/25)	400	468,706
5.00%, 12/15/35 (Call 12/15/25)	600	701,490
5.00%, 12/15/36 (Call 12/15/25)	150	175,177
5.00%, 12/15/37 (Call 12/15/25)	750	874,582
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,485,720
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,855,863
5.00%, 12/15/41 (Call 12/15/27)	255	315,146
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	442,724
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	681,996
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,366,544
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	819,766
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,091,094
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,083,089
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,478,995
		539,328,890
Total Municipal Debt Obligations — 98.9%
(Cost: $517,048,438)		539,328,890

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.00%(d)(e)	3,748	3,748,323

Total Short-Term Investments — 0.7%
(Cost: $3,748,323)		3,748,323

Total Investments in Securities — 99.6%
(Cost: $520,796,761)		543,077,213

Other Assets, Less Liabilities — 0.4%		1,990,162

Net Assets — 100.0%		$545,067,375

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$1,967,023	$1,781,300	(a)	$—	$—	$—	$3,748,323	3,748	$112	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$539,328,890	$—	$539,328,890
Money Market Funds	3,748,323	—	—	3,748,323
	$3,748,323	$539,328,890	$—	$543,077,213

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAW	State Aid Withholding
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.